Other Non-current Assets - ZIM (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2014 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Other Non-current Assets
Impairment loss at reporting date			$ 210,715
Current portion of unearned revenue		$ 17,960	19,753
Non-current portion of unearned revenue		28,528	41,730
ZIM
Other Non-current Assets
Deferred revenue recorded	$ 39,100
Number of vessels of which the charter rates payable was reduced | item	6
Current portion of unearned revenue		5,400	6,000
Non-current portion of unearned revenue		1,100	6,500
Series 1 Notes | ZIM
Other Non-current Assets
Principal amount of unsecured notes received	$ 8,800
Series 2 Notes | ZIM
Other Non-current Assets
Principal amount of unsecured notes received	$ 41,100
Operating revenues | ZIM
Other Non-current Assets
Recognized unearned revenue		6,000	6,000	$ 6,000
Interest income | Notes | ZIM
Other Non-current Assets
Interest income from fair value unwinding		1,600	1,400	1,300
Noncash interest income		$ 900	$ 900	$ 900
Equity participation | ZIM
Other Non-current Assets
Impairment loss at reporting date					$ 28,700
Equity participation ZIM					$ 0